Financial loans and other payables - Reconciliation of the net cash flow to the movement in net debt (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial loans and other payables
Net increase/(decrease) in cash and cash equivalents	€ (43,906)	€ 59,987	€ 4,515
Net (increase)/decrease in debt and lease financing	6,930
Financial liabilities/interests accrued	(6,764)
Fair value changes	(14,624)
Reclassification to Equity	7,756
Net (increase)/decrease in liabilities from financing	(6,702)
Movement in net (debt)/cash in the period	(50,608)
Opening net cash/( debt)	43,425
Closing net (debt)/cash	€ (7,183)	€ 43,425